MERRILL LYNCH BOND FUND, INC.
                              HIGH INCOME PORTFOLIO

                    Supplement dated December 7, 2001 to the
                        Prospectus dated January 26, 2001

         The information in the section of the Prospectus entitled "About The Portfolio Manager Of The High Income Portfolio" appearing on page 15 is revised by adding the new paragraph below:

         B. Daniel Evans has been a portfolio manager of the High Income Portfolio since December 2001. Mr. Evans has been a Director of Merrill Lynch Investment Managers since 2000 and was a Vice President from 1995 to 2000. He has been a portfolio manager since 2001.

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                          MERRILL LYNCH BOND FUND, INC.

                    Supplement dated December 7, 2001 to the
           Statement of Additional Information dated January 26, 2001

         The section in the Statement of Additional Information captioned "Management of the Fund" beginning on page 17 is amended by adding the biography of B. Daniel Evans below:

         B. Daniel Evans (57) - Portfolio Manager (1)(2) - Director of MLIM since 2000; Vice President of MLIM from 1995 to 2000.